Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net of tax	$ (23,747)	$ (11,474)	$ (2,102)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(11,181)	(1,785)
Current period other comprehensive (loss) income	(12,442)	(9,396)	(1,785)
Accumulated other comprehensive loss, net of tax	(23,623)	(11,181)	(1,785)
Cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current period other comprehensive (loss) income	168
Less reclassification adjustments	0	0	0
Accumulated other comprehensive loss, net of tax	168
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(293)	(317)	(352)
Current period other comprehensive (loss) income	1	24	35
Accumulated other comprehensive loss, net of tax	$ (292)	$ (293)	$ (317)